Loans and Leases (Schedule of Loans Acquired in Acquisition) (Details) - Ohio State Bancshares, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Performing Financing Receivable [Member]
Contractual Principal Receivable [Abstract]
Contractual principal receivable, beginning balance	$ 41,873	$ 58,437
Contractual principal receivable, change due to payments received	(7,457)	(16,557)
Contractual principal receivable, transfer to foreclosed real estate
Contractual principal receivable, change due to loan charge-off		(7)
Contractual principal receivable, ending balance	34,416	41,873
Difference [Abstract]
Accretable yield, beginning balance	(1,809)	(3,144)
Accretable yield, change due to payments received	333	1,334
Accretable yield, transfer to foreclosed real estate
Accretable yield, change due to loan charge-off		1
Accretable yield, ending balance	(1,476)	(1,809)
Carrying Amount [Abstract]
Carrying amount, beginning balance	40,064	55,293
Carrying amount, change due to payments received	(7,124)	(15,223)
Carrying amount, transfer to foreclosed real estate
Carrying amount, change due to loan charge-off		(6)
Carrying amount, ending balance	32,940	40,064
Nonperforming Financing Receivable [Member]
Contractual Principal Receivable [Abstract]
Contractual principal receivable, beginning balance	1,959	2,689
Contractual principal receivable, change due to payments received	(238)	(368)
Contractual principal receivable, transfer to foreclosed real estate		(214)
Contractual principal receivable, change due to loan charge-off	(201)	(148)
Contractual principal receivable, ending balance	1,520	1,959
Difference [Abstract]
Non-accretable difference, beginning balance	(1,194)	(1,788)
Accretable yield, change due to payments received	108	241
Accretable yield, transfer to foreclosed real estate		207
Accretable yield, change due to loan charge-off	190	146
Non-accretable difference, ending balance	(896)	(1,194)
Carrying Amount [Abstract]
Carrying amount, beginning balance	765	901
Carrying amount, change due to payments received	(130)	(127)
Carrying amount, transfer to foreclosed real estate		(7)
Carrying amount, change due to loan charge-off	(11)	(2)
Carrying amount, ending balance	$ 624	$ 765